UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock MUTUAL FUNDS

John Hancock Money Market Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2009

1

Money Market Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

Maturity Date	Yield*	Par value	Value
Asset Backed Securities 3.04%			$12,200,636
(Cost $12,200,636)

Bank of America Auto Trust(S)
07/15/10	0.668%	$1,042,171	1,042,171
BMW Vehicle Lease Trust
01/15/10	0.792	4,864	4,864
CNH Equipment Trust
12/03/10	0.421	1,638,314	1,638,314
Ford Credit Auto Owner Trust(S)
12/15/10	0.295	2,533,330	2,533,330
Honda Auto Receivables Owner Trust
07/15/10	0.754	2,652,766	2,652,766
John Deere Owner Trust
07/02/10	1.132	719,163	719,163
Nissan Auto Lease Trust
06/15/10	1.043	582,947	582,947
Nissan Auto Lease Trust
09/15/10	0.410	3,027,081	3,027,081

Commercial Paper 27.45%			$110,219,485
(Cost $110,219,485)

Abbey National NA LLC(P)
12/10/10	0.275%	2,000,000	$2,000,000
Bank of Nova Scotia
01/28/10 to 03/10/10	0.090 to 0.756	13,000,000	13,001,199
BNP Paribas Finance, Inc.
01/29/10	0.120	6,000,000	5,999,440
Falcon Asset Securitization Company LLC
01/05/10	0.150	5,000,000	4,999,917
Govco LLC
01/14/10 to 01/27/10	0.150 to 0.180	5,600,000	5,599,523
Jupiter Securitization Company LLC
01/12/10	0.170	6,000,000	5,999,688
Old Line Funding LLC
01/08/10 to 01/15/10	0.160	7,500,000	7,499,611
Park Avenue Receivables Corp.
01/05/10 to 01/11/10	0.150 to 0.160	10,000,000	9,999,695
Pfizer, Inc.
02/08/10 to 07/14/10	0.550 to 0.800	12,000,000	11,974,380
Ranger Funding Company LLC
01/20/10	0.170	10,000,000	9,999,103
Societe Generale North America, Inc.
01/04/10 to 02/18/10	0.170 to 0.200	19,000,000	18,998,304
Yorktown Capital LLC
01/07/10 to 02/22/10	0.160 to 0.180	14,150,000	14,148,625

2

Money Market Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

Maturity Date	Yield*	Par value	Value
Corporate Interest-Bearing Obligations 42.23%			$169,552,403
(Cost $169,552,403)

American Honda Finance Corp.(P)(S)
01/29/10 to 12/15/10	0.325% to 5.125%	$20,027,000	20,090,768
AT&T, Inc.
02/05/10	0.378	16,275,000	16,276,672
Bank of New York Mellon Corp. (P)
06/29/10	0.266	6,200,000	6,200,624
Bear Stearns Companies LLC (P)
02/23/10	0.357	9,500,000	9,500,296
Bellsouth Capital Funding
02/15/10	7.750	3,000,000	3,026,883
Caterpillar Financial Services Corp. (P)
01/15/10 to 02/08/10	0.725 to 4.150	4,000,000	4,003,412
Credit Suisse USA, Inc. (P)
01/15/10 to 01/15/10	0.524 to 4.125	7,875,000	7,882,460
Deutsche Bank New York (P)
02/16/10	0.773	2,000,000	2,001,555
E.I. Du Pont de Nemours & Company
04/30/10	4.125	4,500,000	4,549,252
General Electric Capital Corp. (P)
01/15/10 to 05/10/10	0.213 to 0.656	20,500,000	20,494,399
Goldman Sachs Group, Inc. (P)
03/02/10 to 06/28/10	0.351 to 0.551	16,378,000	16,382,686
Honeywell International, Inc.
03/01/10	7.500	2,000,000	2,023,247
JPMorgan Chase & Company (P)
01/22/10 to 06/22/10	0.281 to 0.783	9,110,000	9,112,149
Morgan Stanley(P)
01/15/10 to 05/14/10	0.345 to 4.000	18,350,000	18,371,912
Procter & Gamble International Funding (P)
02/08/10 to 05/07/10	0.285 to 0.525	9,000,000	9,001,723
Toyota Motor Credit Corp. (P)
06/16/10	0.304	2,500,000	2,498,234
US Bancorp(P)
05/28/10 to 07/29/10	0.281 to 4.500	8,940,000	9,083,337
US Central Federal Credit Union (P)
10/19/11	0.284	2,000,000	2,000,000
Wal-Mart Stores, Inc.
07/01/10	4.125	3,000,000	3,052,794
Westpac Banking Corp. (P)
12/11/10	0.281	4,000,000	4,000,000

Temporary Liquidity Guarantee Program (C) 24.67%			$99,037,925
(Cost $99,037,925)

Bank of America Corp. (P)
04/30/12 to 06/22/12	0.451% to 0.581%	14,000,000	14,000,000

3

Money Market Fund
Securities owned by the Fund on
December 31, 2009 (Unaudited)

Maturity Date	Yield*	Par value	Value
Bank of America NA (P)
09/13/10	0.284%	$6,000,000	$6,000,000
Citibank NA (P)
05/07/12	0.305	4,000,000	4,000,000
Citigroup Funding, Inc. (P)
07/30/10 to 07/12/12	0.334 to 0.551	16,000,000	16,001,316
General Electric Capital Corp. (P)
03/11/11 to 03/12/12	0.335 to 0.454	7,000,000	7,000,000
Goldman Sachs Group, Inc. (P)
11/09/11 to 03/15/12	0.454 to 0.525	12,000,000	12,019,585
Huntington National Bank(P)
06/01/12	0.656	7,000,000	7,000,000
JPMorgan Chase & Company (P)
02/23/11 to 12/26/12	0.347 to 0.501	16,000,000	16,017,024
Morgan Stanley (P)
02/10/12 to 06/20/12	0.454 to 0.603	15,000,000	15,000,000
Union Bank NA (P)
03/16/12	0.454	2,000,000	2,000,000

U.S. Government & Agency Obligations 2.99%			$12,000,000
(Cost $12,000,000)

Federal Home Loan Bank
11/19/10 to 12/29/10	0.410% to 0.560%	12,000,000	12,000,000

Total investments (Cost $403,010,449)† 100.38%			$403,010,449

Other assets and liabilities, net (0.38%)			($1,532,865)

Total net assets 100.00%			$401,477,584

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(C) These securities are issued under the Temporary Liquidity Guarantee and are insured by the Federal Deposit Insurance Corporation.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At December 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $403,010,449.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation
Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All investments as listed in the Portfolio of Investments at December 31, 2009 are Level 2 under the hierarchy discussed above.

5

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Money Market Fund.

6

440Q3 12/09
2/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: February 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: February 24, 2010

By: /s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: February 24, 2010